OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign translation differences	$ (341)
Lease liabilities non-current portion	35,676	$ 40,206	$ 24,637
Operating lease liability [Member]
Add: Addition of lease liabilities		30,770	0
Less: gross repayment	(4,875)	(19,618)	(16,856)
Add: imputed interest	855	4,913	2,704
Foreign translation differences	(346)	(2,199)	(5,046)
Ending Balance	52,409	56,775	42,909
Beginning Balance	56,775	42,909	63,079
Less: lease liabilities current portion	(16,733)	(16,569)	(18,272)
Less: Discount on rental		0	(972)
Lease liabilities non-current portion	$ 35,676	$ 40,206	$ 24,637